UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23895

THE 2023 ETF SERIES TRUST II

(exact name of registrant as specified in charter)

The 2023 ETF Series Trust II

c/o Foreside Management Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 416-9058

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Report to Shareholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

GMO International Quality ETF

Ticker: QLTI; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about GMO International Quality ETF for the period of October 29, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO International Quality ETF	$10	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through December 31, 2024. The costs would have been higher had the Fund operated the full six month period.

Key Fund Statistics

Total Net Assets	$4,570,337
# of Portfolio Holdings	35
Portfolio Turnover Rate	2%

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group Summary

% of Investments

Pharmaceuticals, Biotechnology & Life Sciences	13.6
Food, Beverage & Tobacco	13.4
Capital Goods	12.0
Household & Personal Products	11.3
Semiconductors & Semiconductor Equipment	10.7
Consumer Services	8.7
Software & Services	7.2
Materials	5.7
Consumer Durables & Apparel	5.2
Consumer Discretionary Distribution & Retail	4.2
Health Care Equipment & Services	3.6
Commercial & Professional Services	2.0
Transportation	1.9
Other (less than 1%)	0.5

Country/Region Summary

% of Investments

France	21.8
United Kingdom	16.1
Switzerland	12.0
Spain	8.8
Germany	7.8
Japan	6.0
Taiwan	5.3
Ireland	4.5
Netherlands	4.1
Denmark	3.9
Sweden	2.2
Finland	2.1
Australia	2.0
Mexico	1.8
Italy	1.2
Other (each less than 1%)	0.4

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO International Value ETF

Ticker: GMOI; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about GMO International Value ETF for the period of October 29, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO International Value ETF	$10	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through December 31, 2024. The costs would have been higher had the Fund operated the full six month period.

Key Fund Statistics

Total Net Assets	$40,293,790
# of Portfolio Holdings	155
Portfolio Turnover Rate	5%

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group Summary

% of Investments

Banks	21.5
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Capital Goods	9.9
Energy	9.2
Insurance	7.6
Automobiles & Components	7.3
Materials	7.0
Telecommunication Services	4.5
Financial Services	4.0
Real Estate Management & Development	2.7
Consumer Staples Distribution & Retail	2.5
Transportation	2.4
Consumer Durables & Apparel	1.7
Food, Beverage & Tobacco	1.7
Technology Hardware & Equipment	1.4
Other (less than 1%)	3.3

Country/Region Summary

% of Investments

Japan	19.7
Canada	13.5
France	11.1
United Kingdom	10.6
Switzerland	8.7
Germany	4.8
Spain	4.8
Australia	4.7
Netherlands	4.5
Italy	4.5
Hong Kong	3.6
Singapore	1.7
Belgium	1.7
Finland	1.5
Norway	1.2
Sweden	1.2
Other (each less than 1%)	2.2

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO U.S. Value ETF

Ticker: GMOV; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Value ETF for the period of October 29, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$9	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through December 31, 2024. The costs would have been higher had the Fund operated the full six month period.

Key Fund Statistics

Total Net Assets	$27,360,712
# of Portfolio Holdings	151
Portfolio Turnover Rate	10%

What does the Fund invest in?

The Fund invested primarily in U.S. equity securities at period end.

Industry Group Summary

% of Investments

Financial Services	13.9
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Banks	10.2
Energy	7.8
Health Care Equipment & Services	7.3
Media & Entertainment	6.3
Technology Hardware & Equipment	5.9
Capital Goods	4.4
Consumer Durables & Apparel	4.2
Software & Services	3.9
Automobiles & Components	3.5
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	3.2
Insurance	2.8
Semiconductors & Semiconductor Equipment	2.8
Telecommunication Services	2.4
Materials	2.3
Consumer Staples Distribution & Retail	2.0
Equity Real Estate Investment Trusts (REITs)	1.3
Other (less than 1%)	1.9

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO U.S. Quality ETF

Ticker: QLTY; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Quality ETF for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,429,287,711
# of Portfolio Holdings	35
Portfolio Turnover Rate	6%

What does the Fund invest in?

The Fund invested primarily in U.S. equity securities at period end.

Industry Group Summary

% of Investments

Software & Services	17.5
Health Care Equipment & Services	15.3
Semiconductors & Semiconductor Equipment	12.0
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Media & Entertainment	9.4
Technology Hardware & Equipment	5.9
Food, Beverage & Tobacco	5.7
Consumer Services	5.2
Banks	4.4
Consumer Discretionary Distribution & Retail	4.0
Capital Goods	3.8
Financial Services	3.5
Household & Personal Products	3.2
Other (less than 1%)	0.4

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Semi-Annual Financial Statements and Other Information

(Unaudited)

December 31, 2024

GMO International Quality ETF

GMO International Value ETF

GMO U.S. Quality ETF

GMO U.S. Value ETF

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-844 761-1102 (toll-free), visit GMO’s website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov or at www.gmo.com.

Information regarding how often shares of the Funds are traded on the New York Stock Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds can be found at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for The 2023 ETF Series Trust II, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The 2023 ETF Series Trust II prospectus can be obtained at www.gmo.com or by calling toll-free (844) 761-1102. The 2023 ETF Series Trust II Statement of Additional Information includes additional information about the Trustees of The 2023 ETF Series Trust II and is available without charge, upon request, by calling (844) 761-1102 (toll-free).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve its stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks. General risks may include: market risk-equities, management and operational risk, focused investment risk, ETF risks, limited authorized participants, market makers and liquidity providers risk, new/smaller funds risk and market disruption.

Table of Contents

Page
GMO International Quality ETF
Schedule of Investments	1
GMO International Value ETF
Schedule of Investments	2
GMO U.S. Quality ETF
Schedule of Investments	5
GMO U.S. Value ETF
Schedule of Investments	6
Fund Financial Statements:
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Board Review of Investment Management Agreements	28

GMO International Quality ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.6%
	Capital Goods — 11.9%
1,811	Ashtead Group PLC	112,566
3,440	Assa Abloy AB – Class B	101,609
972	Knorr-Bremse AG	70,832
1,956	Kone OYJ – Class B	95,228
3,028	Safran SA – ADR	165,026
	Total Capital Goods	545,261

	Commercial & Professional Services — 2.0%
7,800	Brambles Ltd.	92,887

	Consumer Discretionary Distribution & Retail — 4.3%
3,776	Industria de Diseno Textil SA	194,160

	Consumer Durables & Apparel — 5.2%
1,816	LVMH Moet Hennessy Louis Vuitton SE – ADR	237,333

	Consumer Services — 8.7%
2,924	Amadeus IT Group SA	206,566
5,668	Compass Group PLC – ADR	190,388
	Total Consumer Services	396,954

	Food, Beverage & Tobacco — 13.5%
8,860	Davide Campari-Milano NV	55,231
1,028	Diageo PLC – ADR	130,690
988	Fomento Economico Mexicano SAB de CV – ADR	84,464
1,212	Kerry Group PLC – Class A	117,071
2,028	Nestle SA – ADR	165,688
2,776	Pernod Ricard SA – ADR	62,404
	Total Food, Beverage & Tobacco	615,548

	Health Care Equipment & Services — 3.6%
591	BioMerieux	63,361
800	Hoya Corp.	100,747
	Total Health Care Equipment & Services	164,108

	Household & Personal Products — 11.3%
352	Beiersdorf AG	45,213
14,988	Haleon PLC – ADR	142,985
2,404	L’Oreal SA – ADR	169,266
2,796	Unilever PLC – ADR	158,533
	Total Household & Personal Products	515,997

	Materials — 5.7%
4,580	Air Liquide SA – ADR	147,705
6,816	Shin-Etsu Chemical Co. Ltd. – ADR	112,600
	Total Materials	260,305
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 13.6%
1,963	Novartis AG – ADR	191,020
2,072	Novo Nordisk AS – ADR	178,233
5,486	Roche Holding AG – ADR	191,352
315	Sartorius Stedim Biotech	61,571
	Total Pharmaceuticals, Biotechnology & Life Sciences	622,176

	Semiconductors & Semiconductor Equipment — 10.7%
268	ASML Holding NV	185,745
1,220	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	240,938
400	Tokyo Electron Ltd.	61,483
	Total Semiconductors & Semiconductor Equipment	488,166

	Software & Services — 7.2%
2,588	Dassault Systemes SE	89,806
976	SAP SE – ADR	240,301
	Total Software & Services	330,107

	Transportation — 1.9%
2,016	Ryanair Holdings PLC – ADR	87,878

	TOTAL COMMON STOCKS (COST $4,797,216)	4,550,880

	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
20,757	State Street Institutional Treasury Money Market Fund – Premier Class, 4.40% (a)	20,757

	TOTAL SHORT-TERM INVESTMENTS (COST $20,757)	20,757
	TOTAL INVESTMENTS — 100.0% (Cost $4,817,973)	4,571,637
	Other Assets and Liabilities (net) — (0.0)%	(1,300)
	TOTAL NET ASSETS — 100.0%	$4,570,337

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of December 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments, please refer to page 9.

The accompanying notes are an integral part of the financial statements.

1

GMO International Value ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Australia — 4.7%
10,911	ANZ Group Holdings Ltd.	192,741
22,373	BHP Group Ltd. – ADR	1,092,473
18,564	BlueScope Steel Ltd.	214,752
31,127	Fortescue Ltd.	351,606
765	Rio Tinto Ltd.	55,617
	Total Australia	1,907,189

	Austria — 1.0%
6,527	OMV AG	252,455
6,613	Raiffeisen Bank International AG	135,289
	Total Austria	387,744

	Belgium — 1.7%
5,474	Ageas SA	265,934
607	Groupe Bruxelles Lambert NV	41,530
4,745	KBC Group NV	366,372
	Total Belgium	673,836

	Canada — 13.5%
1,309	Bank of Montreal	127,080
14,536	Bank of Nova Scotia	780,874
1,935	Canadian Imperial Bank of Commerce	122,350
1,346	Canadian Tire Corp. Ltd. – Class A	141,599
6,084	Cenovus Energy, Inc.	92,173
1,003	CI Financial Corp.	21,589
2,125	Empire Co. Ltd. – Class A	64,883
136	Fairfax Financial Holdings Ltd.	189,224
2,875	Great-West Lifeco, Inc.	95,343
2,952	iA Financial Corp., Inc.	273,791
829	Imperial Oil Ltd.	51,091
4,147	Magna International, Inc.	173,303
25,211	Manulife Financial Corp.	774,230
8,819	Nutrien Ltd.	394,650
8,908	Parex Resources, Inc.	90,354
11,611	Power Corp. of Canada	362,195
1,003	Russel Metals, Inc.	29,376
8,108	Sun Life Financial, Inc.	481,129
3,207	Suncor Energy, Inc.	114,474
1,105	Suncor Energy, Inc.	39,426
18,312	Toronto-Dominion Bank	974,933
425	West Fraser Timber Co. Ltd.	36,825
	Total Canada	5,430,892

	Denmark — 0.9%
89	AP Moller - Maersk AS – Class A	142,663
119	AP Moller - Maersk AS – Class B	196,785
5,270	H Lundbeck AS	30,247
	Total Denmark	369,695

	Finland — 1.5%
100,552	Nokia OYJ – ADR	445,446
16,864	Outokumpu OYJ	50,746
Shares	Description	Value ($)
	Finland — continued
1,360	TietoEVRY OYJ	23,977
3,757	Valmet OYJ	90,793
	Total Finland	610,962

	France — 11.0%
782	Aperam SA	20,429
510	Arkema SA	38,855
11,103	BNP Paribas SA	681,092
8,330	Carrefour SA	118,471
5,100	Cie de Saint-Gobain SA	452,739
799	Ipsen SA	91,620
18,904	Louis Hachette Group *	29,568
32,606	Orange SA	325,185
18,789	Sanofi SA – ADR	906,194
12,359	Societe Generale SA	347,704
7,124	STMicroelectronics NV	177,886
272	Teleperformance SE	23,419
21,170	TotalEnergies SE – ADR	1,153,765
3,077	Valeo SE	29,680
18,904	Vivendi SE	50,384
	Total France	4,446,991

	Germany — 4.0%
1,819	Bayerische Motoren Werke AG	148,815
9,981	Daimler Truck Holding AG	380,985
30,681	Deutsche Bank AG	528,834
544	Henkel AG & Co. KGaA	41,925
8,772	Mercedes-Benz Group AG	488,852
7,650	ProSiebenSat.1 Media SE	39,273
	Total Germany	1,628,684

	Hong Kong — 3.6%
34,000	BOC Hong Kong Holdings Ltd.	109,223
74,000	CK Asset Holdings Ltd.	303,941
70,500	CK Hutchison Holdings Ltd.	376,707
8,500	Kerry Properties Ltd.	17,029
39,500	Sun Hung Kai Properties Ltd.	379,658
10,500	Swire Pacific Ltd. – Class A	95,244
204,000	WH Group Ltd.	157,860
	Total Hong Kong	1,439,662

	Italy — 4.5%
8,364	Banco BPM SpA	67,682
28,424	BPER Banca SpA	180,603
12,812	Eni SpA	173,721
2,499	Iveco Group NV	24,177
11,407	Leonardo SpA	306,387
33,461	Stellantis NV	436,377
7,425	Tenaris SA – ADR	280,591
25,806	Unipol Gruppo SpA	321,576
	Total Italy	1,791,114

The accompanying notes are an integral part of the financial statements.

2

GMO International Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	Japan — 19.7%
11,600	Bridgestone Corp.	393,683
6,800	Brother Industries Ltd.	116,578
1,700	Credit Saison Co. Ltd.	39,954
13,100	Daiwa House Industry Co. Ltd.	404,460
43,600	ENEOS Holdings, Inc.	228,966
20,400	Honda Motor Co. Ltd. – ADR	582,420
18,700	Idemitsu Kosan Co. Ltd.	123,066
23,800	Inpex Corp.	298,058
10,200	Isuzu Motors Ltd.	139,926
5,100	ITOCHU Corp.	253,858
6,800	Kawasaki Kisen Kaisha Ltd.	97,433
22,100	Kirin Holdings Co. Ltd.	287,794
13,600	Komatsu Ltd.	375,989
3,685	Kubota Corp.	43,069
13,100	Marubeni Corp.	199,191
3,400	Mazda Motor Corp.	23,413
6,515	Mitsubishi Corp.	107,821
17,100	Mitsui & Co. Ltd.	359,834
6,600	Mitsui OSK Lines Ltd.	231,039
499,800	Nippon Telegraph & Telephone Corp.	501,881
8,600	Nippon Yusen KK	288,206
18,700	Ono Pharmaceutical Co. Ltd.	194,256
16,600	ORIX Corp.	359,546
4,800	Otsuka Holdings Co. Ltd.	262,354
48,900	Panasonic Holdings Corp.	510,615
1,985	Renesas Electronics Corp. *	25,818
5,200	Sekisui Chemical Co. Ltd.	89,726
22,100	Shionogi & Co. Ltd.	311,671
3,400	Sojitz Corp.	70,055
11,800	Sumitomo Corp.	257,081
4,800	Sumitomo Forestry Co. Ltd.	161,500
500	Sumitomo Heavy Industries Ltd.	10,312
4,600	Tosoh Corp.	61,905
17,000	Toyota Tsusho Corp.	305,545
25,500	Yamaha Motor Co. Ltd.	227,619
	Total Japan	7,944,642

	Netherlands — 4.5%
527	Akzo Nobel NV	31,640
2,618	EXOR NV	240,135
18,904	Havas NV *	31,769
35,331	ING Groep NV – ADR	553,637
13,960	Koninklijke Ahold Delhaize NV	455,360
6,800	NN Group NV	296,332
488	Randstad NV	20,578
8,955	Signify NV	200,177
	Total Netherlands	1,829,628

	Norway — 1.2%
19,640	Equinor ASA – ADR	465,272
3,417	Orkla ASA	29,522
	Total Norway	494,794
Shares	Description	Value ($)
	Singapore — 1.7%
40,800	Oversea-Chinese Banking Corp. Ltd.	498,629
7,100	United Overseas Bank Ltd.	188,879
	Total Singapore	687,508

	Spain — 4.8%
5,015	Acerinox SA	49,091
57,956	Banco Bilbao Vizcaya Argentaria SA – ADR	563,332
180,571	Banco de Sabadell SA	351,082
135,660	Banco Santander SA	627,367
26,947	Repsol SA	326,303
	Total Spain	1,917,175

	Sweden — 1.2%
4,403	SSAB AB – Class B	17,475
6,307	Swedbank AB – Class A	124,443
493	Volvo AB – Class A	12,040
13,783	Volvo AB – Class B	334,613
	Total Sweden	488,571

	Switzerland — 8.7%
7,786	Adecco Group AG	191,830
2,602	Nestle SA – ADR	212,583
13,226	Novartis AG – ADR	1,287,022
340	Roche Holding AG	101,376
4,858	Roche Holding AG	1,367,659
1,309	Sandoz Group AG – ADR	53,015
102	Swatch Group AG	18,544
459	Swisscom AG	255,155
	Total Switzerland	3,487,184

	United Kingdom — 10.6%
7,750	3i Group PLC	345,787
12,291	abrdn PLC	21,719
215,594	BT Group PLC	388,794
18,904	Canal+ SADIR *	48,042
21,861	GSK PLC – ADR	739,339
16,354	HSBC Holdings PLC – ADR	808,869
112,897	ITV PLC	104,023
57,562	Kingfisher PLC	179,218
212,856	Lloyds Banking Group PLC – ADR	578,968
7,105	Rio Tinto PLC – ADR	417,845
22,440	Standard Chartered PLC	277,724
43,643	Vodafone Group PLC – ADR	370,529
	Total United Kingdom	4,280,857

	TOTAL COMMON STOCKS (COST $40,522,212)	39,817,128

	PREFERRED STOCKS — 0.8%
	Germany — 0.8%
493	Bayerische Motoren Werke AG	36,973
2,720	Volkswagen AG	250,871

The accompanying notes are an integral part of the financial statements.

3

GMO International Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
255	Henkel AG & Co. KGaA	22,373
	Total Germany	310,217

	TOTAL PREFERRED STOCKS (COST $299,298)	310,217

	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
111,786	State Street Institutional Treasury Money Market Fund – Premier Class, 4.40% (a)	111,786

	TOTAL SHORT-TERM INVESTMENTS (COST $111,786)	111,786

	TOTAL INVESTMENTS — 99.9% (Cost $40,933,296)	40,239,131
	Other Assets and Liabilities (net) — 0.1%	54,659
	TOTAL NET ASSETS — 100.0%	$40,293,790

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments, please refer to page 9.

The accompanying notes are an integral part of the financial statements.

4

GMO U.S. Quality ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.6%
	Banks — 4.4%
676,667	U.S. Bancorp	32,364,983
442,946	Wells Fargo & Co.	31,112,527
	Total Banks	63,477,510

	Capital Goods — 3.8%
142,815	General Electric Co.	23,820,114
324,700	Otis Worldwide Corp.	30,070,467
	Total Capital Goods	53,890,581

	Consumer Discretionary Distribution & Retail — 4.0%
158,335	Amazon.com, Inc. *	34,737,116
182,666	TJX Cos., Inc.	22,067,879
	Total Consumer Discretionary Distribution & Retail	56,804,995

	Consumer Services — 5.2%
960,275	Aramark	35,827,860
157,698	Hilton Worldwide Holdings, Inc.	38,976,638
	Total Consumer Services	74,804,498

	Financial Services — 3.5%
157,197	Visa, Inc. – Class A	49,680,540

	Food, Beverage & Tobacco — 5.7%
529,441	Coca-Cola Co.	32,962,997
121,309	Constellation Brands, Inc. – Class A	26,809,289
355,572	Mondelez International, Inc. – Class A	21,238,315
	Total Food, Beverage & Tobacco	81,010,601

	Health Care Equipment & Services — 15.3%
521,700	Abbott Laboratories	59,009,487
67,121	Cigna Group	18,534,793
102,082	Elevance Health, Inc.	37,658,050
59,452	Intuitive Surgical, Inc. *	31,031,566
123,311	Quest Diagnostics, Inc.	18,602,697
107,621	UnitedHealth Group, Inc.	54,441,159
	Total Health Care Equipment & Services	219,277,752

	Household & Personal Products — 3.2%
274,263	Procter & Gamble Co.	45,980,192

	Media & Entertainment — 9.4%
366,709	Alphabet, Inc. – Class A	69,418,014
112,233	Meta Platforms, Inc. – Class A	65,713,544
	Total Media & Entertainment	135,131,558

	Pharmaceuticals, Biotechnology & Life Sciences — 9.7%
27,472	Eli Lilly & Co.	21,208,384
375,695	Johnson & Johnson	54,333,011
333,978	Merck & Co., Inc.	33,224,131
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
56,544	Thermo Fisher Scientific, Inc.	29,415,885
	Total Pharmaceuticals, Biotechnology & Life Sciences	138,181,411

	Semiconductors & Semiconductor Equipment — 12.0%
188,915	Broadcom, Inc.	43,798,053
66,390	KLA Corp.	41,833,667
543,771	Lam Research Corp.	39,276,579
246,223	Texas Instruments, Inc.	46,169,275
	Total Semiconductors & Semiconductor Equipment	171,077,574

	Software & Services — 17.5%
135,516	Accenture PLC – Class A	47,673,174
214,455	Microsoft Corp.	90,392,782
398,201	Oracle Corp.	66,356,214
138,405	Salesforce, Inc.	46,272,944
	Total Software & Services	250,695,114

	Technology Hardware & Equipment — 5.9%
334,280	Apple, Inc.	83,710,398

	TOTAL COMMON STOCKS (COST $1,363,578,575)	1,423,722,724

	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
5,141,420	State Street Institutional Treasury Money Market Fund – Premier Class, 4.40% (a)	5,141,420

	TOTAL SHORT-TERM INVESTMENTS (COST $5,141,420)	5,141,420

	TOTAL INVESTMENTS — 100.0% (Cost $1,368,719,995)	1,428,864,144
	Other Assets and Liabilities (net) — 0.0%	423,567
	TOTAL NET ASSETS — 100.0%	$1,429,287,711

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments, please refer to page 9.

The accompanying notes are an integral part of the financial statements.

5

GMO U.S. Value ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.1%
	Automobiles & Components — 3.5%
924	Aptiv PLC *	55,884
532	Autoliv, Inc.	49,896
6,630	BorgWarner, Inc.	210,768
23,660	Ford Motor Co.	234,234
5,101	General Motors Co.	271,730
1,316	Lear Corp.	124,625
	Total Automobiles & Components	947,137

	Banks — 10.2%
17,303	Bank of America Corp.	760,467
7,669	Citigroup, Inc.	539,821
1,008	First Horizon Corp.	20,301
3,581	JPMorgan Chase & Co.	858,401
1,456	M&T Bank Corp.	273,742
722	PNC Financial Services Group, Inc.	139,238
1,428	Regions Financial Corp.	33,587
3,528	U.S. Bancorp	168,744
	Total Banks	2,794,301

	Capital Goods — 4.3%
1,232	AGCO Corp.	115,167
276	Allison Transmission Holdings, Inc.	29,824
280	Atkore, Inc.	23,366
112	Boise Cascade Co.	13,312
1,231	Cummins, Inc.	429,127
700	Mueller Industries, Inc.	55,552
120	Northrop Grumman Corp.	56,315
924	Oshkosh Corp.	87,845
280	Owens Corning	47,690
2,489	PACCAR, Inc.	258,906
52	Snap-on, Inc.	17,653
252	Terex Corp.	11,647
363	UFP Industries, Inc.	40,892
	Total Capital Goods	1,187,296

	Commercial & Professional Services — 0.2%
336	Concentrix Corp.	14,539
420	ManpowerGroup, Inc.	24,242
336	Robert Half, Inc.	23,675
	Total Commercial & Professional Services	62,456

	Consumer Discretionary Distribution & Retail — 3.3%
1,596	Academy Sports & Outdoors, Inc.	91,818
560	AutoNation, Inc. *	95,110
1,962	Best Buy Co., Inc.	168,340
4,569	eBay, Inc.	283,050
224	Group 1 Automotive, Inc.	94,411
924	Kohl’s Corp.	12,973
1,484	LKQ Corp.	54,537
1,484	Macy’s, Inc.	25,124
Shares	Description	Value ($)
	Consumer Discretionary Distribution & Retail — continued
1,036	Signet Jewelers Ltd.	83,616
	Total Consumer Discretionary Distribution & Retail	908,979

	Consumer Durables & Apparel — 4.1%
224	Brunswick Corp.	14,488
448	Carter’s, Inc.	24,277
1,266	Crocs, Inc. *	138,665
1,011	DR Horton, Inc.	141,358
952	KB Home	62,566
420	La-Z-Boy, Inc.	18,300
987	Lennar Corp. – Class A	134,597
1,064	Polaris, Inc.	61,308
837	PulteGroup, Inc.	91,149
1,176	PVH Corp.	124,362
1,168	Skechers USA, Inc. – Class A *	78,536
1,225	Tapestry, Inc.	80,029
224	Toll Brothers, Inc.	28,213
1,148	Whirlpool Corp.	131,423
	Total Consumer Durables & Apparel	1,129,271

	Consumer Services — 0.7%
224	Adtalem Global Education, Inc. *	20,350
28	Graham Holdings Co. – Class B	24,414
2,213	H&R Block, Inc.	116,935
594	Perdoceo Education Corp.	15,723
	Total Consumer Services	177,422

	Consumer Staples Distribution & Retail — 2.0%
1,323	Dollar General Corp.	100,310
4,784	Kroger Co.	292,542
1,064	Target Corp.	143,831
	Total Consumer Staples Distribution & Retail	536,683

	Energy — 7.8%
5,318	Chevron Corp.	770,259
3,562	EOG Resources, Inc.	436,630
8,140	Exxon Mobil Corp.	875,620
1,515	Ovintiv, Inc.	61,357
	Total Energy	2,143,866

	Equity Real Estate Investment Trusts (REITs) — 1.3%
11,895	VICI Properties, Inc.	347,453

	Financial Services — 13.9%
448	Affiliated Managers Group, Inc.	82,844
700	Ally Financial, Inc.	25,208
56	American Express Co.	16,620
4,681	Bank of New York Mellon Corp.	359,641
2,101	Capital One Financial Corp.	374,650
1,928	Discover Financial Services	333,988

The accompanying notes are an integral part of the financial statements.

6

GMO U.S. Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	Financial Services — continued
2,072	Federated Hermes, Inc.	85,180
2,996	Franklin Resources, Inc.	60,789
1,059	Goldman Sachs Group, Inc.	606,405
3,360	Invesco Ltd.	58,733
1,400	Janus Henderson Group PLC	59,542
6,468	MGIC Investment Corp.	153,356
1,820	Morgan Stanley	228,810
1,370	Morgan Stanley Direct Lending Fund	28,304
590	OneMain Holdings, Inc.	30,757
2,969	PayPal Holdings, Inc. *	253,404
4,032	Radian Group, Inc.	127,895
2,380	SLM Corp.	65,640
2,738	State Street Corp.	268,735
3,689	Synchrony Financial	239,785
1,927	T. Rowe Price Group, Inc.	217,924
10,696	Western Union Co.	113,378
	Total Financial Services	3,791,588

	Food, Beverage & Tobacco — 3.2%
3,955	Archer-Daniels-Midland Co.	199,807
836	Bunge Global SA	65,007
3,076	Conagra Brands, Inc.	85,359
3,360	General Mills, Inc.	214,267
386	Ingredion, Inc.	53,098
6,412	Kraft Heinz Co.	196,913
500	Molson Coors Beverage Co. – Class B	28,660
336	Tyson Foods, Inc. – Class A	19,300
	Total Food, Beverage & Tobacco	862,411

	Health Care Equipment & Services — 7.3%
3,857	Centene Corp. *	233,657
1,769	Cigna Group	488,492
5,856	CVS Health Corp.	262,876
973	Elevance Health, Inc.	358,940
820	GE HealthCare Technologies, Inc.	64,107
782	Humana, Inc.	198,401
3,586	Medtronic PLC	286,450
868	Premier, Inc. – Class A	18,402
1,421	Solventum Corp. *	93,871
	Total Health Care Equipment & Services	2,005,196

	Household & Personal Products — 0.1%
280	Kimberly-Clark Corp.	36,691

	Insurance — 2.8%
984	Aflac, Inc.	101,785
280	Allstate Corp.	53,981
1,034	Arch Capital Group Ltd.	95,490
201	Chubb Ltd.	55,536
201	Everest Group Ltd.	72,855
392	Fidelity National Financial, Inc.	22,007
2,408	Hartford Financial Services Group, Inc.	263,435
Shares	Description	Value ($)
	Insurance — continued
1,402	Unum Group	102,388
	Total Insurance	767,477

	Materials — 2.3%
840	Commercial Metals Co.	41,664
3,499	LyondellBasell Industries NV – Class A	259,871
28	NewMarket Corp.	14,794
876	Nucor Corp.	102,238
616	PPG Industries, Inc.	73,581
448	Sealed Air Corp.	15,156
1,096	Steel Dynamics, Inc.	125,020
	Total Materials	632,324

	Media & Entertainment — 6.3%
3,284	Alphabet, Inc. – Class A	621,661
12,539	Comcast Corp. – Class A	470,589
303	Electronic Arts, Inc.	44,329
896	Fox Corp. – Class A	43,528
922	Meta Platforms, Inc. – Class A	539,840
	Total Media & Entertainment	1,719,947

	Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
2,968	Exelixis, Inc. *	98,834
1,143	Incyte Corp. *	78,947
364	Jazz Pharmaceuticals PLC *	44,827
6,098	Johnson & Johnson	881,893
6,860	Merck & Co., Inc.	682,433
24,556	Pfizer, Inc.	651,471
468	Regeneron Pharmaceuticals, Inc. *	333,370
169	United Therapeutics Corp. *	59,630
4,728	Viatris, Inc.	58,863
	Total Pharmaceuticals, Biotechnology & Life Sciences	2,890,268

	Real Estate Management & Development — 0.1%
190	CBRE Group, Inc. – Class A *	24,945

	Semiconductors & Semiconductor Equipment — 2.8%
13,581	Intel Corp.	272,299
2,470	QUALCOMM, Inc.	379,441
1,145	Skyworks Solutions, Inc.	101,539
	Total Semiconductors & Semiconductor Equipment	753,279

	Software & Services — 3.9%
3,423	Cognizant Technology Solutions Corp. – Class A	263,229
2,826	International Business Machines Corp.	621,240
2,355	Zoom Communications, Inc. *	192,191
	Total Software & Services	1,076,660

The accompanying notes are an integral part of the financial statements.

7

GMO U.S. Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2024 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — 5.9%
1,260	Arrow Electronics, Inc. *	142,531
2,520	Avnet, Inc.	131,846
12,961	Cisco Systems, Inc.	767,291
13,636	Hewlett Packard Enterprise Co.	291,129
7,957	HP, Inc.	259,637
196	TD SYNNEX Corp.	22,987
	Total Technology Hardware & Equipment	1,615,421

	Telecommunication Services — 2.4%
16,634	Verizon Communications, Inc.	665,194

	Transportation — 0.1%
526	CSX Corp.	16,974
112	Matson, Inc.	15,102
	Total Transportation	32,076

	TOTAL COMMON STOCKS (COST $28,004,265)	27,108,341

	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
231,932	State Street Institutional Treasury Money Market Fund – Premier Class, 4.40% (a)	231,932

	TOTAL SHORT-TERM INVESTMENTS (COST $231,932)	231,932

	TOTAL INVESTMENTS — 99.9% (Cost $28,236,197)	27,340,273
	Other Assets and Liabilities (net) — 0.1%	20,439
	TOTAL NET ASSETS — 100.0%	$27,360,712

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments, please refer to page 9.

The accompanying notes are an integral part of the financial statements.

8

The 2023 ETF Series Trust II Funds

December 31, 2024 (Unaudited)

Portfolio Abbreviations:

ADR – American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

9

Statements of Assets and Liabilities — December 31, 2024 (Unaudited)

	GMO International Quality ETF	GMO International Value ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Assets
Investments, at value(a)	$4,571,637	$40,239,131	$1,428,864,144	$27,340,273
Cash	—	3,230	—	—
Foreign currency, at value(b)	21	925	—	—
Dividends and interest receivable	729	62,672	1,025,194	28,978
Receivable for Fund shares sold	—	—	1,279,464	—
Reclaims receivable	347	4,900	—	—
Total assets	4,572,734	40,310,858	1,431,168,802	27,369,251

Liabilities
Payable for investments purchased	—	—	1,272,840	—
Accrued advisory fee (Note 3)	2,397	17,068	605,751	8,539
Accrued expenses	—	—	2,500	—
Total liabilities	2,397	17,068	1,881,091	8,539
Net assets	$4,570,337	$40,293,790	$1,429,287,711	$27,360,712

Net assets consist of:
Paid in capital	$4,827,180	$41,076,290	$1,340,799,241	$28,303,492
Total distributable earnings (accumulated loss)	(256,843)	(782,500)	88,488,470	(942,780)
Net assets	$4,570,337	$40,293,790	$1,429,287,711	$27,360,712
Net asset value, offering and redemption price per share	$22.85	$23.70	$31.99	$24.43
Shares outstanding (unlimited authorized - no par value)	200,000	1,700,000	44,684,000	1,120,000
(a) Cost of investments	$4,817,973	$40,933,296	$1,368,719,995	$28,236,197
(b) Cost of foreign currency	$21	$926	$—	$—

The accompanying notes are an integral part of the financial statements.

10

Statements of Operations — For the Period Ended December 31, 2024 (Unaudited)

	GMO International Quality ETF *	GMO International Value ETF *	GMO U.S. Quality ETF	GMO U.S. Value ETF*
Investment income
Dividend income (Net of withholding tax) (Note 2)(a)	$5,866	$187,126	$8,225,586	$73,503
Interest income	509	2,184	169,033	930
Other income	21	38	—	—
Total investment income	6,396	189,348	8,394,619	74,433

Expenses
Advisory fee (Note 3)	4,108	22,579	2,947,589	11,487
Miscellaneous	—	—	5,000	—
Total expenses	4,108	22,579	2,952,589	11,487
Net investment income (loss)	2,288	166,769	5,442,030	62,946

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(4,492)	(38,141)	(1,263,666)	(30,746)
In-kind redemptions	—	—	30,483,609	—
Foreign currency	297	(858)	—	—
Net realized gain (loss)	(4,195)	(38,999)	29,219,943	(30,746)
Net change in unrealized appreciation (depreciation) on:
Investments	(246,336)	(694,165)	754,724	(895,924)
Foreign Currency	—	(35)	—	—
Net change in unrealized appreciation (depreciation)	(246,336)	(694,200)	754,724	(895,924)
Net realized and unrealized gain (loss)	(250,531)	(733,199)	29,974,667	(926,670)
Net increase (decrease) in net assets from operations	$(248,243)	$(566,430)	$35,416,697	$(863,724)
(a) Withholding tax:	$1,074	$30,139	$—	$—

*	The Fund commenced operations on October 29, 2024.

The accompanying notes are an integral part of the financial statements.

11

Statements of Changes in Net Assets (Unaudited)

	GMO International Quality ETF *	GMO International Value ETF *
	Period Ended December 31, 2024	Period Ended December 31, 2024
Operations:
Net investment income (loss)	$2,288	$166,769
Net realized gain (loss)	(4,195)	(38,999)
Net change in unrealized appreciation (depreciation)	(246,336)	(694,200)
Net increase (decrease) in net assets from operations	(248,243)	(566,430)

Distributions:
Net investment income	(8,600)	(216,070)
Total distributions	(8,600)	(216,070)

Capital share transactions:
Subscriptions	4,827,180	41,076,290
Redemptions	—	—
Increase (decrease) in net assets from capital transactions	4,827,180	41,076,290
Total increase (decrease) in net assets	4,570,337	40,293,790
Net Assets:
Beginning of period	—	—
End of period	$4,570,337	$40,293,790

Share Transactions:
Shares sold	200,000	1,700,000
Redemptions	—	—
Net increase (decrease) in shares outstanding from share transactions	200,000	1,700,000

*	The Fund commenced operations on October 29, 2024.

The accompanying notes are an integral part of the financial statements.

12

Statements of Changes in Net Assets (Unaudited) — (Continued)

	GMO U.S. Quality ETF		GMO U.S. Value ETF *
	Period Ended December 31, 2024	Period Ended June 30, 2024**	Period Ended December 31, 2024
Operations:
Net investment income (loss)	$5,442,030	$2,253,575	$62,946
Net realized gain (loss)	29,219,943	2,717,467	(30,746)
Net change in unrealized appreciation (depreciation)	754,724	59,389,425	(895,924)
Net increase (decrease) in net assets from operations	35,416,697	64,360,467	(863,724)

Distributions:
Net investment income	(6,410,255)	(2,130,949)	(79,056)
Total distributions	(6,410,255)	(2,130,949)	(79,056)

Capital share transactions:
Subscriptions	710,087,343	779,492,154	28,303,492
Redemptions	(140,609,429)	(10,918,317)	—
Increase (decrease) in net assets from capital transactions	569,477,914	768,573,837	28,303,492
Total increase (decrease) in net assets	598,484,356	830,803,355	27,360,712

Net Assets:
Beginning of period	830,803,355	—	—
End of period	$1,429,287,711	$830,803,355	$27,360,712

Share Transactions:
Shares sold	22,270,000	27,154,000	1,120,000
Redemptions	(4,380,000)	(360,000)	—
Net increase (decrease) in shares outstanding from share transactions	17,890,000	26,794,000	1,120,000

*	The Fund commenced operations on October 29, 2024.
**	The Fund commenced operations on November 14, 2023.

The accompanying notes are an integral part of the financial statements.

13

Financial Highlights

(For a share outstanding throughout the period)

GMO International Quality ETF

For the Period Ended December 31, 2024(a) (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.01
Net realized & unrealized gain (loss)(c)	(2.12)
Total from investment operations	(2.11)
Distributions to shareholders
Net investment income	(0.04)
Total from distributions	(0.04)
Net asset value, end of period	$22.85
Total return on net asset value(d) (e)	(8.42)%
Supplemental data:
Net assets, end of period (000’s)	$4,570
Ratio of expenses to average net assets(f)	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.33%
Portfolio turnover(d) (g)	2%

(a)	The Fund commenced operations on October 29, 2024.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

14

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

GMO International Value ETF

For the Period Ended December 31, 2024(a) (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.18
Net realized & unrealized gain (loss)(c)	(1.35)
Total from investment operations	(1.17)
Distributions to shareholders
Net investment income	(0.13)
Total from distributions	(0.13)
Net asset value, end of period	$23.70
Total return on net asset value(d) (e)	(4.68)%

Supplemental data:
Net assets, end of period (000’s)	$40,294
Ratio of expenses to average net assets(f)	0.60%
Ratio of net investment income (loss) to average net assets(f)	4.43%
Portfolio turnover(d) (g)	5%

(a)	The Fund commenced operations on October 29, 2024.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

15

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

GMO U.S. Quality ETF

	Period Ended December 31, 2024 (Unaudited)	For the Period Ended June 30, 2024(a)
Net asset value, beginning of period	$31.01	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.15	0.19
Net realized & unrealized gain (loss)(c)	0.98	5.96
Total from investment operations	1.13	6.15
Distributions to shareholders
Net investment income	(0.15)	(0.14)
Total from distributions	(0.15)	(0.14)
Net asset value, end of period	$31.99	$31.01
Total return on net asset value(d) (e)	3.65%	24.62%

Supplemental data:
Net assets, end of period (000’s)	$1,429,288	$830,803
Ratio of expenses to average net assets(f)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(f)	0.92%	1.01%
Portfolio turnover(d) (g)	6%	7%

(a)	The Fund commenced operations on November 14, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

16

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

GMO U.S. Value ETF

For the Period Ended December 31, 2024(a) (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.11
Net realized & unrealized gain (loss)(c)	(0.61)
Total from investment operations	(0.50)
Distributions to shareholders
Net investment income	(0.07)
Total from distributions	(0.07)
Net asset value, end of period	$24.43
Total return on net asset value(d) (e)	(1.99)%

Supplemental data:
Net assets, end of period (000’s)	$27,361
Ratio of expenses to average net assets(f)	0.50%
Ratio of net investment income (loss) to average net assets(f)	2.74%
Portfolio turnover(d) (g)	10%

(a)	The Fund commenced operations on October 29, 2024.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

17

Notes to Financial Statements

December 31, 2024

1.	Organization

Each of GMO International Quality ETF, GMO International Value ETF, GMO U.S. Quality ETF and GMO U.S. Value ETF (each a “Fund” and collectively the “Funds”) is a diversified exchange-traded fund (“ETF”) and a separate operating series of The 2023 ETF Series Trust II (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. GMO International Quality ETF, GMO International Value ETF and GMO U.S. Value ETF commenced operations on October 29, 2024. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds’ investment adviser (the “Adviser”).

The following table provides information about the Funds’ principal investment objectives and benchmark (if any):

Fund Name	Benchmark	Investment Objective
GMO International Quality ETF	Not Applicable	Total return
GMO International Value ETF	Not Applicable	Total return
GMO U.S. Quality ETF	Not Applicable	Total return
GMO U.S. Value ETF	Not Applicable	Total return

2.	Summary of Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Funds’ policies are in conformity with U.S. GAAP and have been consistently followed by the Funds in preparing the financial statements. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations determined using other significant direct or indirect observable inputs.

Level 3: Valuations based primarily on inputs that are unobservable and significant.

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

Securities in the portfolio of the Funds for which market quotations are readily available are generally valued at the last sale price or official closing price, as applicable, on an exchange or the most recent quoted price published by the exchange (if no reported last sale or official closing price); or the quoted price provided by a pricing source (in the event the Adviser deems the private market to be a more reliable indicator or market value than the exchange).

18

Notes to Financial Statements — (Continued)

December 31, 2024

The Funds’ Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Funds under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Funds investment whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 2024:

Description	Level 1	Level 2	Level 3	Total
GMO International Quality ETF
Asset Valuation Inputs
Common Stocks	$4,550,880	$—	$—	$4,550,880
Short-Term Investments	20,757	—	—	20,757
Total Investments	4,571,637	—	—	4,571,637
Total	$4,571,637	$—	$—	$4,571,637

GMO International Value ETF
Asset Valuation Inputs
Common Stocks	$39,817,128	$—	$—	$39,817,128
Preferred Stocks	310,217	—	—	310,217
Short-Term Investments	111,786	—	—	111,786
Total Investments	40,239,131	—	—	40,239,131
Total	$40,239,131	$—	$—	$40,239,131

GMO U.S. Quality ETF
Asset Valuation Inputs
Common Stocks	$1,423,722,724	$—	$—	$1,423,722,724
Short-Term Investments	5,141,420	—	—	5,141,420
Total Investments	1,428,864,144	—	—	1,428,864,144
Total	$1,428,864,144	$—	$—	$1,428,864,144

GMO U.S. Value ETF
Asset Valuation Inputs
Common Stocks	$27,108,341	$—	$—	$27,108,341
Short-Term Investments	231,932	—	—	231,932
Total Investments	27,340,273	—	—	27,340,273
Total	$27,340,273	$—	$—	$27,340,273

For the period ended December 31, 2024, there were no transfers into or out of Level 3 for the Fund.

Share Valuation

The net asset value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each of the Funds (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

19

Notes to Financial Statements — (Continued)

December 31, 2024

Security Transactions and Investment Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Funds are informed of the ex-divdend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions

GMO International Quality ETF and GMO International Value ETF pay out dividends from net investment income, if any, at least annually. GMO U.S. Quality ETF and GMO U.S. Value ETF pay out dividends from net investment income, if any, quarterly. Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but a fund may make distributions on a more frequent basis for a fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the “1940 Act”). Brokers may make available to their customers who own shares of each Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of each Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Federal Income Tax Information

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Code. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended December 31, 2024, if any, are reflected as part of Net realized gain (loss) on investments in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of June 30, 2024, GMO U.S. Quality ETF elected to defer to July 1, 2024 post-October capital losses of ($26,022).

Capital loss carryforwards are available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of capital loss carryforwards, post-October capital losses, late-year ordinary losses, and other losses, if any, could be subject to further limitations imposed by the Code related to share ownership activity.

20

Notes to Financial Statements — (Continued)

December 31, 2024

As of December 31, 2024, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments, and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
GMO International Quality ETF	4,817,973	22,690	(269,026)	(246,336)	—
GMO International Value ETF	41,005,919	386,315	(1,153,103)	(766,788)	—
GMO U.S. Quality ETF	1,368,975,323	109,072,439	(49,183,618)	59,888,821	—
GMO U.S. Value ETF	28,281,625	127,347	(1,068,699)	(941,352)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of December 31, 2024, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Purchase and Sale of Fund Shares

Shares of each Fund are listed on NYSE Arca, Inc. (the “Exchange”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to net asset value (“NAV”). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Funds issue and redeem shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.

Indemnification

Under the Funds’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

21

Notes to Financial Statements — (Continued)

December 31, 2024

3.	Investment Advisory Agreement and Other Services

Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Funds. For such investment advisory services, the Funds have agreed to pay the Adviser a unitary advisory fee payable at the annual rate equal to the percentage of each of the respective Funds’ average daily net assets set forth in the table below:

	GMO International Quality ETF	GMO International Value ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Advisory fee	0.60%	0.60%	0.50%	0.50%

In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Funds’ investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Board and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Funds’ business; and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Funds have adopted a Plan of Distribution (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

State Street Bank & Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Funds. State Street maintains all necessary records of the Funds.

4.	Organizational Expenses and Offering Costs

The Adviser (and not the Funds) has agreed to pay all of the Funds’ organizational expenses and offering costs appropriately allocated to them. As a result, organizational expenses and offering costs of the Funds are not reflected in the Funds’ Statements of Assets and Liabilities, or Statements of Operations. The Funds are not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

5.	Investment Transactions

Purchases and sales of investments in securities, excluding in-kind transactions and short-term securities, for the period ended December 31, 2024 were as follows:

Fund Name	Purchases ($)	Sales ($)
GMO International Quality ETF	157,349	72,048
GMO International Value ETF	2,681,935	1,253,480
GMO U.S. Quality ETF	112,543,003	64,770,684
GMO U.S. Value ETF	1,561,988	1,590,846

22

Notes to Financial Statements — (Continued)

December 31, 2024

There were no purchases or sales of long-term U.S. Government securities by the Funds.

In-kind transactions associated with creations and redemptions, for the period ended December 31, 2024 were as follows:

Fund Name	Creations ($)	Redemptions ($)
GMO International Quality ETF	4,716,529	—
GMO International Value ETF	39,403,205	—
GMO U.S. Quality ETF	657,835,615	139,005,788
GMO U.S. Value ETF	28,063,868	—

6.	Principal Risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	GMO International Quality ETF	GMO International Value ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Market Risk – Equities	●	●	●	●
Management and Operational Risk	●	●	●	●
Focused Investment Risk	●	●	●	●
ETF Risks	●	●	●	●
Market Disruption and Geopolitical Risk	●	●	●	●
New/Smaller Fund Risk	●	●	●	●
Smaller Company Risk	●	●		●
Non-U.S. Investment Risk	●	●
Illiquidity Risk		●		●
Currency Risk	●	●
Other Investment Company Risk	●		●

Investing in an ETF involves many risks. The risks of investing in the Funds depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The Statement of Additional Information includes more information about the Funds, their investments, and the related risks.

An investment in the Funds is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

● Market Risk – Equities. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, a Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of a Fund’s shares.

● Management and Operational Risk. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For some Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

23

Notes to Financial Statements — (Continued)

December 31, 2024

● Focused Investment Risk. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

● ETF Risks. Each Fund is an ETF and, as a result of this structure, is exposed to the following risks:

● Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

● Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because a Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from a Fund. Retail investors cannot transact directly with a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, a Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

● Trading Risk. Shares of a Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

● Cash Transactions Risk. A Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, a Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause a Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to a Fund’s NAV. In effecting creations and redemptions in exchange for cash, a Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on a Fund which would have the effect of decreasing a Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

● National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which a Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of a Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other ETFs.

● Market Disruption and Geopolitical Risk. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of a Fund’s investments.

24

Notes to Financial Statements — (Continued)

December 31, 2024

● New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that a Fund will achieve an economically viable size, in which case it could ultimately liquidate.

● Smaller Company Risk. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

● Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

● Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

● Currency Risk. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

● Other Investment Company Risk. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, a Fund indirectly bears its pro rata portion of an underlying fund’s fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when a Fund invests in underlying funds.

7.	Capital Share Transactions

Each of the Funds shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Individual shares of the Funds may only be purchased and sold on the Exchange through a broker-dealer at market price. Because shares of the Funds trade at market prices rather than at NAV, shares of the Funds may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount). The Funds issue their shares to and redeems their shares from, on a continuous basis, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of the Funds’ shares known as Creation Units. Currently, the number of each of the Funds’ shares that constitute a Creation Unit is 10,000 shares. Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Funds and as needed, a specified amount of cash.

Most retail investors will not qualify as Authorized Participants, therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares of the Funds in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

25

Notes to Financial Statements — (Continued)

December 31, 2024

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Funds may adjust the creation transaction fee from time to time. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard creation transaction fee for a Fund regardless of the number of Creation Units created in the transaction, is set forth in the table below:

Fund	In-Kind Creation Transaction Fee($)	Cash Creation Transaction Fee($)
GMO International Quality ETF	400	100
GMO International Value ETF	800	100
GMO U.S. Quality ETF	150	100
GMO U.S. Value ETF	250	100

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units. The Funds may adjust the redemption transaction fee from time to time. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Funds’ shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds’ securities to the account of the Trust. The standard redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, is set forth in the table below:

Fund	In-Kind Redemption Transaction Fee($)	Cash Redemption Transaction Fee($)
GMO International Quality ETF	400	100
GMO International Value ETF	800	100
GMO U.S. Quality ETF	150	100
GMO U.S. Value ETF	250	100

8.	Segment Reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The President and Chief Executive Officer acts as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Funds’ Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

26

Notes to Financial Statements — (Continued)

December 31, 2024

9.	Subsequent Events

Management has evaluated all subsequent events through the date on which these statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

27

Board Review of Investment Management Agreements

December 31, 2024 (Unaudited)

At a meeting held on August 19-20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust II (“Trust”) considered and approved, for an initial two year term, the Investment Advisory Agreement (the “Agreement”) between the Trust and Grantham, Mayo, Van Otterloo & Co. (“GMO”) with respect to the GMO International Quality ETF, GMO International Value ETF, and GMO U.S. Value ETF (each, a “Fund,” and collectively, the “Funds”) pursuant to which GMO will provide advisory services to the Funds, each of which is a new series of the Trust. The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), were advised by legal counsel throughout the process.

To evaluate the Agreement, the Board requested, and GMO, the Funds’ investment adviser, provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of GMO at the Meeting, during which the Independent Trustees and GMO representatives discussed the materials that had been provided as well as other related matters concerning the Funds. In determining whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by GMO to the Funds; (ii) the investment objective and strategy for each Fund and, because the Funds are new and therefore have no performance record, how each Fund’s strategy might be expected to perform in the future; (iii) the profits anticipated to be realized by GMO from providing advisory services to the Funds; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as each Fund grows; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by GMO. The Board reviewed the Agreement and GMO’s anticipated responsibilities with respect to providing investment advisory services to the Funds, including developing, implementing, and maintaining each Fund’s investment program; portfolio management, including evaluating and selecting investments for the Funds; trading portfolio securities and other investment instruments on behalf of the Funds; selecting broker-dealers to execute purchase and sale transactions; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; periodic reporting to the Board; and implementing Board directives as they relate to the Funds.

The Board considered the background, sophistication and experience of GMO’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Funds. The Board also considered GMO’s extensive administrative and compliance infrastructures. The Board appreciated the fact that GMO has deep experience and expertise serving as the investment adviser to other registered investment companies.

The Board considered GMO’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure each Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about GMO’s overall investment management business, including the financial resources available to it needed to deliver high quality advisory services to the Funds.

Investment Performance

Because the Funds are new and had not yet commenced operations, the Board noted that there was no historical performance record to consider. The Board discussed with representatives of GMO the proposed portfolio management team and the investment strategy to be employed in the management of each Fund’s assets. The Board considered GMO’s reputation and experience, including its experience managing other registered investment companies and took into account its experience and familiarity with GMO providing investment advisory services to another series of the Trust.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee to be paid by each Fund to GMO under the Agreement. The Board reviewed a report prepared by Broadridge, an independent third-party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for each Fund’s is a “unitary fee,” meaning that the Funds pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, GMO is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources.

28

Board Review of Investment Management Agreements — (Continued)

December 31, 2024 (Unaudited)

Profitability and Economies of Scale

The Board considered information concerning the anticipated profitability of GMO from managing the Funds. The Board appreciated that, because the Funds are new, information concerning GMO’s profitability from a Fund was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate GMO’s profitability from managing the Funds after the Funds commence operations and GMO begins receiving advisory fees. The Board also considered whether economies of scale or other efficiencies might result as a Fund’s assets grow. As the Funds had not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by GMO by structuring its advisory fee as a unitary fee, which effectively acts as a cap on each Fund’s total expense ratio. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Funds.

Other Benefits

The Board considered other benefits that might be derived by GMO from its relationship with the Funds. The Board noted that GMO has the ability to realize soft dollar benefits from its relationship with the Funds. The Board also considered the potential benefits flowing to GMO from sponsoring a family of exchange-traded funds.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreement, that the nature, extent and quality of services to be provided supported its approval of the Agreement and that the fee to be charged under the Agreement was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it.

29

Investment Adviser	Distributor
Grantham, Mayo, Van Otterloo & Co. LLC	Foreside Fund Services, LLC
53 State Street	Three Canal Plaza, Suite 100
Boston, MA 02109	Portland, ME 04101
Administrator, Transfer Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank & Trust Company	PricewaterhouseCoopers, LLP
One Congress Street, Suite 1	101 Seaport Boulevard, Suite 500
Boston, MA 02114	Boston MA 02210
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There were no changes to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable for semi-annual reports.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The 2023 ETF Series Trust II

By:	/s/Trent Statczar
Trent Statczar
President (Principal Executive Officer)

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Trent Statczar
Trent Statczar
President (Principal Executive Officer)

Date:	March 7, 2025

By:	/s/ Michael Minella
Michael Minella
Treasurer (Principal Financial Officer)

Date:	March 7, 2025